Income Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current Federal
Current State
Total current
Deferred Federal	11,247			14,722
Deferred State
Change in valuation allowance	(11,247)			(14,722)
Total deferred
Income tax provision (benefit)